Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Document Period End Date	Jun. 30, 2024
C000011316 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MANKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.14%	1.47%	3.04%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,197,825,174
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 4,913,673
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038358 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MENKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.87%	1.22%	2.79%
Investor A Shares (with sales charge)	1.37	0.34	2.34
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,197,825,174
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 4,913,673
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011313 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	6.03%	1.38%	2.93%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,197,825,174
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 4,913,673
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038359 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$175	1.71%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.08%	0.46%	2.17%
Investor C Shares (with sales charge)	4.08	0.46	2.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,197,825,174
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 4,913,673
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000199771 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.19%	1.52%	3.07%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,197,825,174
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 4,913,673
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.